AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 97.5%
Communication Services - 10.9%
Converge ICT Solutions, Inc. (Philippines)*	297,900	$114,772
HUYA, Inc., ADR (China)*,1	3,800	74,024
Link Net Tbk PT (Indonesia)	493,200	108,818
Media Nusantara Citra Tbk PT (Indonesia)*	1,250,000	82,315
Megacable Holdings SAB de CV (Mexico)	36,500	130,628
Mosaico Tecnologia ao Consumidor, S.A. (Brazil)*	22,900	79,579
Plan B Media PCL, Foreign Shares (Thailand)	445,200	104,388
PVR, Ltd. (India)	4,423	74,565
Sarana Menara Nusantara Tbk PT (Indonesia)	1,033,800	78,316

Total Communication Services		847,405
Consumer Discretionary - 20.3%
AEON Motor Co., Ltd. (Taiwan)	84,100	123,508
Afya, Ltd., Class A (Brazil)*	5,900	109,681
Amber Enterprises India, Ltd. (India)	1,100	49,977
Cashbuild, Ltd. (South Africa)	6,100	126,393
Despegar.com Corp. (Argentina)*	6,600	89,958
Detsky Mir PJSC (Russia)[2]	50,500	95,291
Dixon Technologies India, Ltd. (India)	1,100	55,363
Fu Shou Yuan International Group, Ltd. (China)	117,200	120,512
Grupo SBF, S.A. (Brazil)*	19,800	94,416
Hoteles City Express SAB de CV (Mexico)*	226,900	63,942
JUMBO SA (Greece)	6,500	119,264
Koreacenter.com Co., Ltd. (South Korea)*	18,500	142,214
momo.com, Inc. (Taiwan)	2,800	97,662
OPAP, S.A. (Greece)	7,200	97,271
Petrobras Distribuidora, S.A. (Brazil)	24,100	94,197
Varroc Engineering, Ltd. (India)*,2	18,700	93,576

Total Consumer Discretionary		1,573,225
Consumer Staples - 5.3%
Delfi, Ltd. (Singapore)	161,100	96,127
Dis-Chem Pharmacies, Ltd. (South Africa)*,2	55,400	86,178
Laobaixing Pharmacy Chain JSC, Class A (China)	14,000	146,822
Puregold Price Club, Inc. (Philippines)	105,800	85,751

Total Consumer Staples		414,878
Energy - 2.0%
Aegis Logistics, Ltd. (India)	15,300	62,641
AKR Corporindo Tbk PT (Indonesia)	414,900	92,152

Total Energy		154,793
Financials - 4.3%
Banco Inter, S.A., (Units) (Brazil)	1,617	44,908
JM Financial, Ltd. (India)	63,900	74,269
	Shares	Value

Nippon Life India Asset Management, Ltd. (India)[2]	22,300	$103,500
Patria Investments, Ltd., Class A (Cayman Islands)*	6,300	109,746

Total Financials		332,423
Health Care - 8.5%
Cleopatra Hospital (Egypt)*	220,200	64,446
Dian Diagnostics Group Co., Ltd., Class A (China)	29,900	159,941
New Frontier Health Corp. (Hong Kong)*,1	11,800	133,340
Ray Co., Ltd. (South Korea)*	2,600	119,615
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	23,300	92,685
Universal Vision Biotechnology Co., Ltd. (Taiwan)	7,700	87,472

Total Health Care		657,499
Industrials - 13.0%
A-Living Smart City Services Co., Ltd. (China)[2]	37,600	167,384
Bizlink Holding, Inc. (United States)	12,000	112,799
Boa Vista Servicos, S.A. (Brazil)	66,000	136,370
Cera Sanitaryware, Ltd. (India)*	1,300	69,636
China Conch Venture Holdings, Ltd. (China)	23,800	112,132
China Index Holdings, Ltd., ADR (China)*	34,500	75,210
Grupo Rotoplas SAB de CV (Mexico)	35,400	51,473
IndiaMart InterMesh, Ltd. (India)[2]	900	95,447
NICE Information Service Co., Ltd. (South Korea)	4,800	107,806
TCI Express, Ltd. (India)	6,300	81,733

Total Industrials		1,009,990
Information Technology - 28.8%
Accton Technology Corp. (Taiwan)	13,800	134,166
Beijing Sinnet Technology Co., Ltd., Class A (China)	43,209	113,621
Beijing Thunisoft Corp., Ltd., Class A (China)	48,100	139,613
Chinasoft International, Ltd. (China)	152,200	165,030
Cyient, Ltd. (India)	8,800	78,157
Douzone Bizon Co., Ltd. (South Korea)	800	69,747
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	15,100	139,712
Elite Material Co., Ltd. (Taiwan)	20,300	120,992
Ezwel Co., Ltd. (South Korea)	17,100	138,661
Kingsoft Corp., Ltd. (China)	16,600	111,014
LiveChat Software, S.A. (Poland)	2,600	82,759
Locaweb Servicos de Internet, S.A. (Brazil)[2]	16,800	68,350
Opera, Ltd., ADR (Norway)*,1	10,400	104,000
Sinbon Electronics Co., Ltd. (Taiwan)	10,900	101,297
Tokai Carbon Korea Co., Ltd. (South Korea)	500	83,306
Venustech Group, Inc., Class A (China)	29,800	152,296

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 28.8% (continued)
Webcash Corp. (South Korea)	1,700	$107,666
WinWay Technology Co., Ltd. (Taiwan)	10,025	135,111
WONIK IPS Co., Ltd. (South Korea)	2,500	115,020
Yeahka, Ltd. (China)*	10,500	73,201

Total Information Technology		2,233,719
Materials - 3.4%
Duratex, S.A. (Brazil)	24,000	79,948
Egypt Kuwait Holding Co., S.A.E. (Egypt)	50,400	58,128
Hansol Chemical Co., Ltd. (South Korea)	600	128,438

Total Materials		266,514
Real Estate - 1.0%
The Phoenix Mills, Ltd. (India)*	7,100	76,145

Total Common Stocks (Cost $6,268,948)		7,566,591
Participation Notes - 0.6%
Consumer Staples - 0.6%
Masan Group Corp., 11/24/21 (JP Morgan) (Vietnam)	12,000	48,220

Total Participation Notes (Cost $29,784)		48,220

Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 2.5%[3]
RBC Dominion Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $197,343 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/06/21 - 03/01/51, totaling $201,290)	$197,343	197,343

	Shares	Value
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	52,689	$52,689
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	52,690	52,690
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[4]	54,286	54,286

Total Other Investment Companies		159,665

Total Short-Term Investments (Cost $357,008)		357,008
Total Investments - 102.7% (Cost $6,655,740)		7,971,819
Other Assets, less Liabilities - (2.7)%		(212,752)
Net Assets - 100.0%		$7,759,067

*	Non-income producing security.
[1]	Some of these securities, amounting to $202,531 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $709,726 or 9.1% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$312,062	$1,921,657	—	$2,233,719
Consumer Discretionary	578,587	994,638	—	1,573,225
Industrials	263,053	746,937	—	1,009,990
Communication Services	399,003	448,402	—	847,405
Health Care	197,786	459,713	—	657,499
Consumer Staples	86,178	328,700	—	414,878
Financials	154,654	177,769	—	332,423
Materials	79,948	186,566	—	266,514
Energy	—	154,793	—	154,793
Real Estate	—	76,145	—	76,145
Participation Notes
Consumer Staples	—	48,220	—	48,220
Short-Term Investments
Joint Repurchase Agreements	—	197,343	—	197,343
Other Investment Companies	159,665	—	—	159,665
Total Investments in Securities	$2,230,936	$5,740,883	—	$7,971,819

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Argentina	1.2
Brazil	9.3
Cayman Islands	1.4
China	22.4
Egypt	1.6
Greece	2.8
Hong Kong	1.8
India	12.0
Indonesia	4.7
Mexico	3.2
Norway	1.4
Philippines	2.6
Country	% of Long-Term Investments
Poland	1.1
Russia	1.3
Singapore	1.3
South Africa	2.8
South Korea	13.3
Taiwan	12.3
Thailand	1.4
United States	1.5
Vietnam	0.6
100.0

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$202,531	$197,343	$9,209	$206,552
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	04/08/21-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.